UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

AB LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Large Cap Growth Fund, Inc.

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.8%
Technology - 27.8%
Computer Services, Software & Systems - 18.2%
Adobe Systems, Inc. (a)	366,469	$34,528,709
Alphabet, Inc. - Class A (a)	38,465	27,228,604
Alphabet, Inc. - Class C (a)	234,238	162,329,276
ANSYS, Inc. (a)	299,100	27,149,307
Aspen Technology, Inc. (a)	742,860	28,250,966
Cognizant Technology Solutions Corp. - Class A (a)	792,480	46,257,058
Facebook, Inc. - Class A (a)	1,537,426	180,770,432
Palo Alto Networks, Inc. (a)	185,860	28,040,698
ServiceNow, Inc. (a)	348,376	24,901,916
Twitter, Inc. (a)	894,390	13,075,982

		572,532,948

Computer Technology - 4.1%
Apple, Inc.	1,371,072	128,524,289

Electronic Components - 1.1%
Amphenol Corp. - Class A	624,383	34,859,303

Semiconductors & Component - 3.4%
NVIDIA Corp.	1,672,178	59,412,484
Xilinx, Inc.	1,148,400	49,473,072

		108,885,556

Telecommunications Equipment - 1.0%
Arista Networks, Inc. (a) (b)	477,596	31,817,446

		876,619,542

Consumer Discretionary - 27.4%
Cable Television Services - 4.4%
AMC Networks, Inc. - Class A (a)	763,888	49,828,414
Comcast Corp. - Class A	1,444,170	87,747,769

		137,576,183

Cosmetics - 1.6%
Estee Lauder Cos., Inc. (The) - Class A	521,670	50,012,503

Diversified Retail - 3.8%
Costco Wholesale Corp.	259,660	38,463,436
Dollar Tree, Inc. (a)	1,010,880	80,577,244

		119,040,680

Entertainment - 2.7%
Walt Disney Co. (The)	835,907	86,315,757

Leisure Time - 2.4%
Priceline Group, Inc. (The) (a)	57,040	76,642,366

Restaurants - 2.4%
Starbucks Corp.	1,331,982	74,897,348

Specialty Retail - 7.4%
Home Depot, Inc. (The)	941,904	126,111,526
L Brands, Inc.	305,610	23,926,207

Company	Shares	U.S. $ Value
O’Reilly Automotive, Inc. (a)	107,170	28,151,416
Ulta Salon Cosmetics & Fragrance, Inc. (a)	257,170	53,563,368

		231,752,517

Textiles, Apparel & Shoes - 2.7%
NIKE, Inc. - Class B	1,445,554	85,200,953

		861,438,307

Health Care - 20.8%
Biotechnology - 6.8%
Alexion Pharmaceuticals, Inc. (a)	558,519	77,790,527
Biogen, Inc. (a)	494,676	136,030,953

		213,821,480

Health Care Management Services - 3.7%
UnitedHealth Group, Inc.	883,932	116,396,166

Health Care Services - 0.9%
Premier, Inc. - Class A (a)	884,787	29,914,648

Medical & Dental Instruments & Supplies - 2.0%
Align Technology, Inc. (a)	570,160	41,159,850
Edwards Lifesciences Corp. (a)	206,050	21,884,571

		63,044,421

Medical Equipment - 4.9%
Illumina, Inc. (a)	164,839	22,251,617
Intuitive Surgical, Inc. (a)	211,383	132,401,856

		154,653,473

Pharmaceuticals - 2.5%
Gilead Sciences, Inc.	888,340	78,360,471

		656,190,659

Producer Durables - 5.6%
Aerospace - 1.3%
Rockwell Collins, Inc.	474,191	41,818,904

Air Transport - 0.3%
Alaska Air Group, Inc.	153,942	10,842,135

Back Office Support, HR & Consulting - 0.5%
Robert Half International, Inc.	400,880	15,357,713

Diversified Manufacturing Operations - 1.4%
Danaher Corp.	452,257	43,755,865

Scientific Instruments: Control & Filter - 0.6%
Roper Technologies, Inc.	98,750	17,388,888

Scientific Instruments: Electrical - 0.7%
AO Smith Corp.	277,660	21,440,905

Scientific Instruments: Gauges & Meters - 0.8%
Mettler-Toledo International, Inc. (a)	69,980	25,049,341

		175,653,751

Company	Shares	U.S. $ Value
Financial Services - 5.5%
Asset Management & Custodian - 0.8%
BlackRock, Inc. - Class A	68,680	24,472,744

Financial Data & Systems - 4.7%
Vantiv, Inc. - Class A (a)	403,580	22,011,253
Visa, Inc. - Class A	1,642,770	126,887,555

		148,898,808

		173,371,552

Consumer Staples - 4.6%
Beverage: Soft Drinks - 1.8%
Monster Beverage Corp. (a)	398,550	57,478,881

Drug & Grocery Store Chains - 2.8%
CVS Health Corp.	867,608	87,194,604

		144,673,485

Materials & Processing - 1.1%
Building Materials - 1.1%
Acuity Brands, Inc.	139,157	33,939,001

Total Common Stocks (cost $2,461,576,262)		2,921,886,297

SHORT-TERM INVESTMENTS - 6.9%
Investment Companies - 6.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (c) (d) (cost $218,786,016)	218,786,016	218,786,016

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $2,680,362,278)		3,140,672,313

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Exchange Reserves - Class I, 0.32% (c) (d) (cost $37,734,570)	37,734,570	37,734,570

Total Investments - 100.9% (cost $2,718,096,848) (e)		3,178,406,883
Other assets less liabilities - (0.9)%		(29,013,252)

Net Assets - 100.0%		$3,149,393,631

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $505,507,369 and gross unrealized depreciation of investments was $(45,197,334), resulting in net unrealized appreciation of $460,310,035.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AB Large Cap Growth Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,921,886,297		$	– 0	–	$	– 0	–	$2,921,886,297
Short-Term Investments	218,786,016			– 0	–		– 0	–	218,786,016
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	37,734,570			– 0	–		– 0	–	37,734,570

Total Investments in Securities	3,178,406,883			– 0	–		– 0	–	3,178,406,883
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$3,178,406,883		$	– 0	–	$	– 0	–	$3,178,406,883

(a)	See Portfolio of Investments for sector classifications.
(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value April 30, 2016 (000)	Income (000)	Realized Gains (000)
AB Fixed Income Shares, Inc. - Government STIF Portfolio	$190,465	$1,001,499	$973,178	$0	$0	$218,786	$369	$0
AB Exchange Reserves - Class I	30,258	200,223	192,746	0	0	37,735	0	0

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 24, 2016